SHORT TERM LOANS	12 Months Ended
Dec. 31, 2013
SHORT TERM LOANS [Abstract]
SHORT TERM LOANS
NOTE 8:-	SHORT TERM LOANS

In November, 2012, the Company entered into a loan agreement with a major shareholder, according to which the Company may receive a sum of up to NIS 3,000,000, bearing no interest and linked to the Israeli Consumer Price Index As of December 31, 2012 the Company received NIS 2,900,000 ($777).  During June 2013 the Company repaid the loan.